UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Peloton Wealth Strategists
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Executive Director
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    February 15, 2011

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		78

Form 13F Information Table Value Total:		$102,850,000

List of Other Included Managers:

NONE

                                TITLE                    VALUE      SHARES/       SHRS/       INVS
NAME OF ISSUER                OF CLASS      CUSIP      (x$1000)       PRN          PRN        DSCR
------------------------------------------------------------------------------------------------------
3M Company                       COM      88579Y101           828          9600    SHRS       SOLE
Abbott Laboratories              COM      002824100          1277         26650    SHRS       SOLE
Accenture                        COM      G1151C101          1057         21800    SHRS       SOLE
Aflac Inc                        COM      001055102           694         12300    SHRS       SOLE
Allergan Inc.                    COM      018490102          1971         28700    SHRS       SOLE
American Movil SA                ADR      02364W105           720         12550    SHRS       SOLE
American Tower Corp              COM      029912201          2628         50900    SHRS       SOLE
Apache Corp                      COM      037411105          1329         11150    SHRS       SOLE
Apple Corp.                      COM      037833100           653          2025    SHRS       SOLE
Banco Santander SA               ADR      05964H105          1252        117600    SHRS       SOLE
Becton Dickinson & Co            COM      075887109          1018         12050    SHRS       SOLE
Blackrock Inc.                   COM      09247X101           854          4480    SHRS       SOLE
Canadian Natl Railway            ADR      136375102          1240         18650    SHRS       SOLE
CenturyLink                      COM      156700106          2230         48300    SHRS       SOLE
China Mobile LTD                 ADR      16941M109           595         12000    SHRS       SOLE
Chubb Corporation                COM      171232101           781         13100    SHRS       SOLE
Cinemark                         COM      227111101           193         11200    SHRS       SOLE
Cisco Systems Inc.               COM      17275R102          1985         98100    SHRS       SOLE
Consol Energy Inc                COM      20854P109          1976         40550    SHRS       SOLE
Copano Energy Llc                COM      217202100           422         12500    SHRS       SOLE
Covance Inc                      COM      222816100          1704         33150    SHRS       SOLE
Cummins Inc.                     COM      231021106          1518         13800    SHRS       SOLE
Diageo PLC ADR                   ADR      386090302          1468         19750    SHRS       SOLE
Discovery Comm. Cl A             COM      25470F104          1076         25800    SHRS       SOLE
Eaton Corporation                COM      278058102          1578         15550    SHRS       SOLE
Ecolab Inc.                      COM      278865100          2766         54850    SHRS       SOLE
EMC Corporation                  COM      268648102          3501        152900    SHRS       SOLE
Encana Corporation               ADR      292505104          1053         36150    SHRS       SOLE
Endesa, S.A.                     ADR      29244T101           315          5600    SHRS       SOLE
Express 1 Expidited Solutions    COM      815801105            85         33025    SHRS       SOLE
Express Scripts Inc.             COM      302182100          1238         22900    SHRS       SOLE
FedEx Corp                       COM      31428X106          1005         10800    SHRS       SOLE
Fiserv Inc. Wisc.                COM      337738108          1675         28600    SHRS       SOLE
Flowserve Corporation            COM      34354P105           841          7050    SHRS       SOLE
Freeport McMoran Copper A        COM      35671D857          1957         16300    SHRS       SOLE
General Electric                 COM      369604103           273         14925    SHRS       SOLE
Helmerich & Payne Inc            COM      423452101           250          5150    SHRS       SOLE
Hewlett-Packard Company          COM      428236103          1745         41450    SHRS       SOLE
Home Depot Inc.                  COM      437076102          1581         45100    SHRS       SOLE
Itron, Inc.                      COM      465741106           338          6100    SHRS       SOLE
J. M. Smucker Co.                COM      832696405          1169         17800    SHRS       SOLE
Johnson & Johnson                COM      478160104          1416         22900    SHRS       SOLE
Johnson Controls Inc.            COM      478366107          1528         40000    SHRS       SOLE
Lubrizol Corporation             COM      549271104          1747         16350    SHRS       SOLE
Marsh and McLennan Cos.          COM      571748102          1424         52100    SHRS       SOLE
MasterCard                       COM      57636Q104          2213          9875    SHRS       SOLE
Maxim Integrated Products, In    COM      57772K101          1155         48900    SHRS       SOLE
McDonalds                        COM      580135101          1521         19820    SHRS       SOLE
Microsoft Corporation            COM      594918104          1711         61300    SHRS       SOLE
Millicom Intl Cellular           ADR      L6388F110           263          2750    SHRS       SOLE
Monsanto                         COM      61166W101          1908         27400    SHRS       SOLE
New York Cmnty Bancorp           COM      649445103          1768         93800    SHRS       SOLE
Nike Inc                         COM      654106103           995         11650    SHRS       SOLE
Norfolk Southern Corp            COM      655844108          2067         32900    SHRS       SOLE
Novartis A G Spon ADR            ADR      66987V109          1883         31950    SHRS       SOLE
NYSE Group Inc                   COM      629491101          2515         83900    SHRS       SOLE
Occidental Petroleum             COM      674599105           804          8200    SHRS       SOLE
Pentair Inc                      COM      709631105           663         18150    SHRS       SOLE
PepsiCo Inc.                     COM      713448108          2189         33500    SHRS       SOLE
Petroleo Brasileiro Adrf         ADR      71654V408           371          9800    SHRS       SOLE
Procter & Gamble                 COM      742718109          1743         27100    SHRS       SOLE
Qualcomm Inc                     COM      747525103          1257         25400    SHRS       SOLE
Questar Corporation              COM      748356102           736         42300    SHRS       SOLE
Raytheon Co.                     COM      755111507           336          7250    SHRS       SOLE
Schlumberger Ltd.                ADR      806857108          2363         28300    SHRS       SOLE
Steel Dynamics, Inc.             COM      858119100           706         38600    SHRS       SOLE
Stericycle Inc.                  COM      858912108           922         11400    SHRS       SOLE
Stryker Corp                     COM      863667101           843         15700    SHRS       SOLE
Supreme Industries, Inc.         COM      868607102            33         10812    SHRS       SOLE
Teva Pharmaceuticals             ADR      881624209           686         13150    SHRS       SOLE
Thermo Fisher Scientific         COM      883556102          2297         41500    SHRS       SOLE
Toronto Dominion Bank            ADR      891160509           717          9650    SHRS       SOLE
Total S.A.                       ADR      286269105           858         16050    SHRS       SOLE
Transocean                       COM      893817106          1383         19900    SHRS       SOLE
United Technologies Corp.        COM      913017109          1401         17800    SHRS       SOLE
Vale SA                          ADR      204412209          2022         58500    SHRS       SOLE
VF Corporation                   COM      918204108          3305         38350    SHRS       SOLE
Waste Management Inc.            COM      94196L109          2256         61200    SHRS       SOLE
